Note 13 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal income tax at statutory rate, amount	$ 953	$ 719
Federal income tax at statutory rate, percentage	21.00%	21.00%
State tax, net of federal benefit, amount	$ 328	$ 211
State tax, net of federal benefit, percentage	7.20%	6.20%
Stock compensation expense, amount	$ 23	$ 30
Stock compensation expense, percentage	0.50%	0.90%
Other, amount	$ (12)	$ (10)
Other, percentage	(0.30%)	(0.20%)
Total	$ 1,292	$ 950
Total, percentage	28.40%	27.90%